CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 5,625	$ 5,118	$ 4,899
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,817	1,729	1,598
Pension income and funding	(418)	(387)	(314)
Amortization of bridge financing and other fees	0	0	97
Recovery on assets held for sale	0	0	(137)
Gain on disposal of property	(129)	0	0
Deferred income taxes	(288)	404	513
Changes in operating assets and liabilities:
Accounts receivable	71	(290)	(22)
Material and supplies	(18)	(82)	(7)
Accounts payable and other	(191)	(9)	141
Other current assets	85	(30)	35
Other operating activities, net	411	214	168
Net cash provided by operating activities	6,965	6,667	6,971
Investing activities
Property additions	(3,187)	(2,750)	(2,891)
Advance for acquisition and other transaction-related costs	0	0	(908)
Refund of advance for acquisition	0	0	886
Business acquisitions and combinations	(390)	0	0
Proceeds from asset held for sale	0	273	0
Proceeds from disposal of property	129	0	0
Other investing activities, net	(20)	(33)	40
Net cash used in investing activities	(3,468)	(2,510)	(2,873)
Financing activities
Issuance of debt	2,554	1,899	403
Repayment of debt	(250)	(383)	(861)
Change in commercial paper, net	908	563	66
Bridge financing and other fees	0	0	(97)
Settlement of foreign exchange forward contracts on debt	38	79	(8)
Issuance of common shares for stock options exercised	49	61	52
Withholding taxes remitted on the net settlement of equity settled awards	(51)	(44)	(37)
Repurchase of common shares	(4,551)	(4,709)	(1,582)
Purchase of common shares for settlement of equity settled awards	(4)	(24)	(27)
Purchase of common shares by Share Trusts	(28)	(105)	(26)
Dividends paid	(2,071)	(2,004)	(1,740)
Net cash used in financing activities	(3,406)	(4,667)	(3,857)
Effect of foreign exchange fluctuations on cash, cash equivalents, restricted cash, and restricted cash equivalents	(1)	3	0
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents	90	(507)	241
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of year	834	1,341	1,100
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	924	834	1,341
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents, end of year	475	328	838
Restricted cash and cash equivalents, end of year	449	506	503
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	924	834	1,341
Supplemental cash flow information
Interest paid	(776)	(542)	(512)
Income taxes paid	$ (1,197)	$ (1,288)	$ (759)